Form N-1A Cover	12 Months Ended
Nov. 29, 2024
Prospectus [Line Items]
Document Type	N-1A
Amendment Flag	false
Registrant Name	AMERICAN GROWTH FUND, INC.
Entity Central Index Key	0000005138
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024